Earthquake related impairment charges and expenses	12 Months Ended
Mar. 31, 2013
Earthquake related impairment charges and expenses

8.    Earthquake related impairment charges and expenses

During the fiscal year ended March 31, 2011 and 2012, KONAMI recognized certain losses and expenses related to the damage of certain facilities in Health & Fitness Segment caused by the Great East Japan Earthquake in March 2011.

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011, 2012 and 2013:

	Millions of Yen
	2011	2012	2013
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	—

Total	¥4,455	¥342	—

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2011 is more fully discussed in Note 6 and 7, respectively.